SUPPLEMENTAL CASH FLOW INFORMATION (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
SUPPLEMENTAL CASH FLOW INFORMATION [Abstract]
Value of common stock issued in exchange for SKDP shares	$ 0	$ 337,907	$ 0
Accrued but unpaid additions to property and equipment at December 31	66,764	40,345	23,340
Cash interest payments in excess of (less than) interest capitalized	14,802	23,596	(7,568)
Cash income tax payments, net of refunds	$ 276,839	$ 98,979	$ 137,648